Employee Benefits - Summary of Expenses for Bank's Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1]	$ 120	$ 289	$ 245	$ (121)	$ (199)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	[2]	51	51	55	154	165
Interest on net defined benefit (asset) liability	[2]	(8)	(7)	(8)	(23)	(25)
Other	[2]	3	3	3	9	9
Defined benefit expense	[2]	46	47	50	140	149
Defined contribution expense	[2]	46	45	40	137	117
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[2],[3]	138	264	200	(70)	(192)
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	[2]	5	4	5	14	15
Interest on net defined benefit (asset) liability	[2]	16	17	15	51	48
Other	[2]	2	(1)	(2)	4
Defined benefit expense	[2]	23	20	18	69	63
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[2],[3]	$ (18)	$ 25	$ 45	$ (51)	$ (7)

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[3]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.